Short-term bank loans (Detail Textuals) ¥ in Millions		1 Months Ended
	Jul. 11, 2018 USD ($)	Aug. 25, 2017 USD ($)	Jul. 21, 2017 USD ($)	Sep. 30, 2018 USD ($)	Jul. 11, 2018 CNY (¥)	Sep. 30, 2017 USD ($)	Aug. 25, 2017 CNY (¥)	Jul. 21, 2017 CNY (¥)
Short-term Debt [Line Items]
Short-term bank loans				$ 1,455,580		$ 1,652,917
Loan agreement | Bank Of China (Lishui Branch) | Forest Food
Short-term Debt [Line Items]
Short-term bank loans	$ 1,455,580	$ 300,530	$ 1,352,387		¥ 10		¥ 2	¥ 9
Maturity date	Jan. 10, 2019	Jul. 16, 2018	Jul. 21, 2018
Effective interest rate	6.09%	5.89%	5.89%		6.09%		5.89%	5.89%